UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $      538,483
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ----------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- ---------- --------- --- ---- ---------- -------- ------- ------ -------
BIODELIVERY SCIENCES INTL IN COM              09060J106     213.00    60,000          OTHER                60,000      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108   9,129.33   653,028          OTHER                 2,607      0 650,421
GENERAL ELECTRIC CO          COM              369604103     336.15    18,379          OTHER                18,379      0       -
HOME PROPERTIES INC          COM              437306103     304.97     5,496          OTHER                 5,496      0       -
INTEL CORP                   COM              458140100     214.51    10,200          OTHER                10,200      0       -
ISHARES GOLD TRUST           ISHARES          464285105   1,912.64   137,600          SOLE                137,600      0       -
ISHARES TR                   BARCLYS TIPS BD  464287176  12,195.67   113,427          SOLE                108,152      0   5,275
ISHARES TR                   S&P 500 INDEX    464287200  32,201.82   255,064          SOLE                236,514      0  18,550
ISHARES TR                   MSCI EMERG MKT   464287234     687.38    14,428          SOLE                 14,428      0       -
ISHARES TR                   IBOXX INV CPBD   464287242     901.14     8,310          SOLE                  8,310      0       -
ISHARES TR                   S&P500 GRW       464287309   7,936.43   120,890          SOLE                119,590      0   1,300
ISHARES TR                   S&P 500 VALUE    464287408  11,582.15   194,364          SOLE                193,339      0   1,025
ISHARES TR                   BARCLYS 20+ YR   464287432     249.42     2,650          SOLE                  1,975      0     675
ISHARES TR                   BARCLYS 7-10 YR  464287440     591.07     6,300          SOLE                  6,300      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457   1,402.47    16,700          SOLE                 15,400      0   1,300
ISHARES TR                   MSCI EAFE IDX    464287465  34,640.57   594,994          SOLE                577,869      0  17,125
ISHARES TR                   S&P MIDCAP 400   464287507  67,231.57   741,334          SOLE                704,609      0  36,725
ISHARES TR                   S&P MC 400 GRW   464287606   6,671.49    66,238          SOLE                 65,588      0     650
ISHARES TR                   RUSSELL1000GRW   464287614   1,176.98    20,555          SOLE                 20,555      0       -
ISHARES TR                   S&P MIDCP VALU   464287705   7,298.20    91,847          SOLE                 91,097      0     750
ISHARES TR                   S&P SMLCAP 600   464287804  53,415.32   780,127          SOLE                762,727      0  17,400
ISHARES TR                   S&P SMLCP VALU   464287879   5,598.31    77,873          SOLE                 76,448      0   1,425
ISHARES TR                   S&P SMLCP GROW   464287887   5,015.93    69,100          SOLE                 67,550      0   1,550
ISHARES TR                   AGENCY BD FD     464288166   1,171.86    10,700          SOLE                 10,700      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323   1,082.28    10,825          SOLE                  9,675      0   1,150
ISHARES TR                   BARCLYS 1-3YR CR 464288646   1,467.95    14,077          SOLE                 14,077      0       -
ISHARES TR                   BARLCYS 10-20YR  464288661     596.18     5,200          SOLE                  5,200      0       -
ISHARES TR                   MSCI ESG SEL SOC 464288802     560.12    10,200          SOLE                 10,200      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869   4,358.82    86,985          SOLE                 84,435      0   2,550
ISHARES TR                   MSCI VAL IDX     464288877   1,049.82    20,678          SOLE                 20,378      0     300
ISHARES S&P GSCI COMMODITY I UNIT BEN INT     46428R107   1,051.99    30,850          SOLE                 30,850      0       -
JPMORGAN CHASE & CO          COM              46625h100     653.78    15,412          OTHER                15,412      0       -
KIMBERLY CLARK CORP          COM              494368103     238.61     3,785          OTHER                 3,785      0       -
M&T BK CORP                  COM              55261f104     278.56     3,200          OTHER                 3,200      0       -
MICROSOFT CORP               COM              594918104     234.42     8,399          OTHER                 8,399      0       -
PAETEC HOLDING CORP          COM              695459107     103.68    27,722          OTHER                27,722      0       -
PAYCHEX INC                  COM              704326107   3,112.67   100,701          OTHER               100,701      0       -
PEPSICO INC                  COM              713448108     243.09     3,721          OTHER                 3,721      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205     294.45     5,600          SOLE                  5,600      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   5,005.15   181,675          SOLE                181,675      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102   2,600.72   109,550          SOLE                109,550      0       -
RYDEX ETF TRUST              S&P500 PUR VAL   78355W304     771.22    26,975          SOLE                 21,775      0   5,200
SPDR S&P 500 ETF TR          TR UNIT          78462f103 127,072.55 1,010,517          SOLE                984,017      0  26,500
SPDR GOLD TRUST              GOLD SHS         78463V107   1,555.05    11,210          SOLE                 11,210      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756   1,220.87    21,415          SOLE                 21,065      0     350
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863  12,892.32   331,167          SOLE                329,317      0   1,850
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871   2,354.88    76,358          SOLE                 75,408      0     950
SPDR SERIES TRUST            CAP MORTG ETF    78464A383     452.52    17,115          SOLE                 17,115      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417     357.39     9,000          SOLE                  9,000      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607  34,444.33   564,476          SOLE                560,851      0   3,625
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680   5,639.55   123,000          SOLE                123,000      0       -
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797  10,244.70   395,396          SOLE                391,621      0   3,775
SPDR DOW JONES INDL AVG ETF  UT SER 1         78467X109  20,811.01   179,979          SOLE                174,179      0   5,800
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107     526.98     3,200          SOLE                  3,200      0       -
SCHLUMBERGER LTD             COM              806857108     405.06     4,851          OTHER                 4,851      0       -
VANGUARD WORLD FD            EXTENDED DUR     921910709     378.81     4,575          SOLE                  4,575      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835  18,756.65   233,669          SOLE                223,744      0   9,925
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF   921943858     704.20    19,480          SOLE                 18,555      0     925
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775     362.27     7,590          SOLE                  7,590      0       -
VANGUARD INTL EQUITY INDEX F EMR MKT ETF      922042858   3,784.90    78,613          SOLE                 78,613      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ----------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- ---------- --------- --- ---- ---------- -------- ------- ------ -------
VANGUARD INDEX FDS           REIT ETF         922908553   5,852.56   105,699          SOLE                105,699      0       -
VANGUARD INDEX FDS           MID CAP ETF      922908629   1,543.18    20,725          SOLE                  15975      0   4,750
VANGUARD INDEX FDS           LARGE CAP ETF    922908637   2,581.79    44,815          SOLE                  44815      0       -
VANGUARD INDEX FDS           SMALL CP ETF     922908751     759.35    10,455          SOLE                   4955      0   5,500


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